SEGMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table summarizes the information about reported segment revenues and significant segment expenses presented on the Company’s condensed consolidated statements of operations and comprehensive loss for the three months ended March 31, 2026 and 2025:

	FOR THE THREE MONTHS ENDED MARCH 31,
(in thousands)	2026	2025
Revenue	$212	$212
Less:
Research and development:
RLYB212	56	2,438
RLYB116	396	619
Other program candidates	2	(163)
Personnel expenses (including share-based compensation)	2,280	2,589
Other expenses	137	242
General and administrative, excluding personnel expenses	4,223	1,525
General and administrative, personnel expenses (including share-based compensation)	1,851	2,632
Other segment items*	(455)	(231)

Segment net loss	$(8,278)	$(9,439)

*	Other segment items include total other income, net and loss on investment in joint venture.

The following table summarizes the information about reported segment revenues and significant segment expenses presented on the Company’s consolidated statements of operations and comprehensive loss for the years ended December 31, 2025 and 2024:

	FOR THE YEAR ENDED DECEMBER 31,
(in thousands)	2025	2024
Revenue	$858	$636
Less:
Research and development:
RLYB212	6,291	21,287
RLYB116	3,786	4,841
Other program candidates	(29)	1,901
Personnel (including share-based compensation)	8,798	12,488
Other	751	990
General and administrative, excluding personnel	6,078	6,654
General and administrative, personnel (including share-based compensation)	8,247	12,971
Other segment items*	(24,086)	(2,721)

Segment net loss	$(8,978)	$(57,775)

*	Other segment items includes total other income, net and gain and loss on investment in joint venture.